25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 2) - Foreign Exchange Risk [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in result	R$ (399,203)	R$ (234,794)
Cash And Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in result	329,630	127,266
Trade Accounts Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in result	32,353	65,820
Trade Accounts Payable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in result	(2,057,053)	(861,341)
Loans and Financing [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in result	(7,862,992)	(7,347,953)
Hedge [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in result	1,734,517	5,209,168
Investments,Net [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in result	7,424,196	2,571,870
Other Assets And Liabilities, Net [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in result	R$ 146	R$ 376